KEY MANAGEMENT PERSONNEL'S REMUNERATION - Other key management personnel's (excluding Directors') remuneration (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) Employee	Dec. 31, 2017 CNY (¥) Employee	Dec. 31, 2016 CNY (¥) Employee
Disclosure of transactions between related parties [line items]
Pension scheme contributions	¥ 688	¥ 651	¥ 695
Amount paid/payable during the year	¥ 8,284	¥ 6,517	¥ 6,403
Number of employees | Employee	9	12	10
Nil to RMB 2,000,000 [member]
Disclosure of transactions between related parties [line items]
Number of employees | Employee	9	12	10
Other key management personnel (excluding Directors) [member]
Disclosure of transactions between related parties [line items]
Short term employee benefits	¥ 9	¥ 9	¥ 7
Pension scheme contributions	1	1	1
Amount paid/payable during the year	¥ 10	¥ 10	¥ 8